Income Tax Expense (Schedule Of Actual Income Tax Expense (Benefit) From Continuing Operations) (Details)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Tax Expense [Abstract]
Federal corporate statutory rate	35.00%	35.00%	35.00%
State and local, net of Federal benefits	3.30%	3.60%	3.10%
Foreign	0.10%	(2.20%)	(1.50%)
Research credit	(0.40%)	(2.00%)	0.30%
Domestic production deduction	(2.40%)	(2.50%)	(1.90%)
Change in uncertain tax positions	(2.60%)	(0.50%)	0.10%
Purchase accounting adjustment	0.70%
Other, net	0.90%	0.40%	0.50%
Effective income tax rate	34.60%	31.80%	35.60%